Principal Funds, Inc. 711 High Street, Des Moines, IA 50392 515 247 5111 tel
June 23, 2025
Via EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Principal Funds, Inc.
Registration Statement on Form N-14
Ladies and Gentlemen:
On behalf of Principal Funds, Inc. ("PFI"), we transmit herewith for filing with the Securities and Exchange Commission pursuant to Rule 488 under the Securities Act of 1933, as amended (the "Act"), PFI's registration statement on Form N-14 under the Act (the "Registration Statement"). The Registration Statement relates to three proposed Plans of Acquisition providing for the transfer of all the assets, subject to all the liabilities, of the Edge MidCap Fund, MidCap Growth Fund, and MidCap Growth Fund III, all series of PFI, to and in exchange for shares of MidCap Fund, a previously created series of PFI. The proposed mailing date to shareholders is on or about August 6, 2025.
If you have questions or comments, please call me at 515-235-9328.
Sincerely,
/s/ Adam U. Shaikh
Adam U. Shaikh
Vice President, Assistant General Counsel, and Assistant Secretary
Principal Funds, Inc.
Enclosures